Client Name:
Client Project Name:                         TPMT 2015-4

Deal Loan Count:                                26

Waived Conditions Summary
N/A

©2015 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.